ACQUISITION OF ESD - Purchase Price (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2016	May 31, 2016
Business Combinations [Abstract]
Property, plant and equipment	$ 75,000	$ 75,000	$ 75,000
Intangible asset	375,000	375,000	375,000
Total purchase price		450,000	$ 450,000
Amortization expense	6,250	15,625
Depreciation expense	$ 3,750	$ 6,250